Restrictions on Cash and Due from Bank Accounts	12 Months Ended
Dec. 31, 2013
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Restrictions on Cash and Due from Bank Accounts

NOTE 5. RESTRICTIONS ON CASH AND DUE FROM BANK ACCOUNTS

The Board of Governors of the Federal Reserve System, or the Federal Reserve, imposes certain reserve requirements on all depository institutions. These reserves are maintained in the form of vault cash or as an interest-bearing balance with the Federal Reserve. The required reserves averaged $39.7 million for the year ended 2013 and $36.6 million for the years ended 2012 and 2011.